Note 10 - Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Equity Method Investments [Table Text Block]
Entity	Vessel	Participation % December 31, 2022	Date Established /Acquired

Steadman Maritime Co.	-	49%	July 1, 2013
Marchant Maritime Co. (*)	-	-	-
Horton Maritime Co. (*)	-	-	-
Smales Maritime Co. (**)	-	-	-
Geyer Maritime Co.	Arkadia	49%	May 18, 2015
Goodway Maritime Co.	Monemvasia	49%	September 22, 2015
Platt Maritime Co.	Polar Argentina	49%	May 18, 2015
Sykes Maritime Co.	Polar Brasil	49%	May 18, 2015

Equity Method Investments Summarized Financial Information [Table Text Block]
	December 31, 2021	December 31, 2022
Current assets	$12,468	$11,697
Non-current assets	92,770	91,471
Total assets	$105,238	$103,168

Current liabilities	$6,576	$7,472
Non-current liabilities	58,110	52,760
Total liabilities	$64,686	$60,232
	For the years ended December 31,
	2020	2021	2022
Voyage revenue	$96,533	$43,088	$23,789
Net income	$39,433	$27,617	$4,686